Business Combinations - Additional Information (Detail) CAD in Thousands, $ in Thousands				5 Months Ended	8 Months Ended	12 Months Ended
	Jul. 18, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 04, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 18, 2017 CAD
Business Acquisition [Line Items]
Contingent consideration				$ 4,474	$ 4,474	$ 4,474
Contingent consideration adjustment						(1,976)
Shares issued upon acquisition						662
Intangible assets				40,153	40,153	40,153
Goodwill (Note 10)				42,587	42,587	42,587	$ 12,623
Revenues						134,711	92,876
Net income						10,226	11,052
Pro forma revenue						157,722	153,782
Pro forma income (loss)						9,615	$ 5,926
Acquisition costs						1,723
Factory [Member]
Business Acquisition [Line Items]
Goodwill (Note 10)				12,680	12,680	12,680
Mobility [Member]
Business Acquisition [Line Items]
Goodwill (Note 10)				17,284	17,284	17,284
Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets				17,652	17,652	17,652
VIZIYA [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%
Transaction costs			$ 781
Purchase price, net of cash acquired			25,633			18,521
Contingent consideration			$ 6,450	4,474	4,474	4,474
Contingent consideration adjustment					1,976
Common shares issued | shares			405,268
Shares issued upon acquisition			$ 662
Goodwill (Note 10)			12,680
Revenues					7,043
Net income					$ (687)
VIZIYA [Member] | Factory [Member]
Business Acquisition [Line Items]
Goodwill (Note 10)			12,680
VIZIYA [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets			$ 10,000
Amortization period			5 years
VIZIYA [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets			$ 5,800
Amortization period			7 years
VIZIYA [Member] | Brand [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,400
Amortization period			7 years
IRD [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Transaction costs		$ 901
Purchase price, net of cash acquired		47,782				47,782
Goodwill (Note 10)		15,820
Revenues						25,834
Net income						(1,259)
IRD [Member] | Mobility [Member]
Business Acquisition [Line Items]
Goodwill (Note 10)		15,820
IRD [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets		$ 7,400
Amortization period		5 years
IRD [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 8,100
Amortization period		7 years
IRD [Member] | Brand [Member]
Business Acquisition [Line Items]
Intangible assets		$ 5,900
Amortization period		7 years
IRD [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,300
Amortization period		7 years
iCOMS [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%							100.00%
Transaction costs	$ 41
Purchase price, net of cash acquired	1,184					$ 1,112
Goodwill (Note 10)	246
Revenues				1,189
Net income				$ (100)
iCOMS [Member] | Term Loan [Member]
Business Acquisition [Line Items]
Loan amount funded for the acquisition | CAD								CAD 1,500
iCOMS [Member] | Mobility [Member]
Business Acquisition [Line Items]
Goodwill (Note 10)	246
iCOMS [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets	$ 251
Amortization period	5 years
iCOMS [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 254
Amortization period	7 years